Long-Term Debt - Schedule of Variable Interest Entities (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 25, 2021 USD ($) $ / shares shares
Debt Instrument [Line Items]
Stock Issued During Period, Value, New Issues	$ 363,301
Junior Subordinated Debentures - Preferred
Debt Instrument [Line Items]
Stated rate	11.60%
Face amount	$ 105,443
Annual interest payment	$ 12,231
Liquidation amount per preferred share (in dollars per share) | $ / shares	$ 25.00
Deferral period (up to)	60 months
Junior Subordinated Debentures - Common | VIE, Primary Beneficiary
Debt Instrument [Line Items]
Stock Issued During Period, Value, New Issues	$ 3,261
VIE, Primary Beneficiary
Debt Instrument [Line Items]
Number of preferred shares issued | shares	4,217,724